TAXATION - Summary of Operating Loss Carryforwards (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Operating Loss Carryforwards	¥ 627,352
2021
Operating Loss Carryforwards	41
2022
Operating Loss Carryforwards	11,832
2023
Operating Loss Carryforwards	484
2024
Operating Loss Carryforwards	356,494
2025
Operating Loss Carryforwards	¥ 258,501